Leases - Schedule of Operating Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease cost	$ 5,031	$ 4,724	$ 15,818	$ 12,547	$ 18,278	$ 12,986
Short-term lease cost	507	234	1,235	457	768	310
Total lease costs	$ 5,538	$ 4,958	$ 17,053	$ 13,004	$ 19,046	$ 13,296